Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Summary of Inventories

Inventories	€ million 2020	€ million 2019
Raw materials and consumables	1,523	1,399
Finished goods and goods for resale	3,223	3,053
Total inventories	4,746	4,452
Provision for inventories	(284)	(288)
	4,462	4,164

Summary of Other Provisions for Inventories

Provisions for inventories	€ million 2020	€ million 2019
1 January	288	205
Charge to income statement	116	153
Reduction/releases	(97)	(71)
Currency translations	(26)	—
Others(a)	3	1

31 December	284	288

(a)	Others include the amount relating to the acquisition/disposal of businesses.